Occupational healthcare obligation	12 Months Ended
Dec. 31, 2024
Legal proceedings provision [abstract]
Occupational healthcare obligation	31. Occupational healthcare obligation

Significant accounting judgements and estimates
The Group recognises management’s best estimates to settle any occupational healthcare claims against the Group’s operations. The ultimate outcome of the number, timing and amount of successful claims to be paid out remains uncertain. The provision is consequently subject to adjustment in the future and actual costs incurred in future periods could differ materially from the estimates.
Estimates that were used in the assessment include value of benefits per claimant, disease progression rates, required contributions, timing of payments, tracing pattern, period discount rates, period inflation rates and a 60% take-up rate (2023: 66% and 2022: 70%). These estimates were informed by a professional opinion. Management discounted the possible cash outflows using a discount rate of 10.31%
(2023: 9.44% and 2022: 8.76%).
In assessing whether the Group has control, joint control or significant influence over the trust that administers the claim settlement process (see below), judgement was applied in determining whether voting rights are relevant to determine power over the key activities of the trust, as well as analysing the influence of the various parties. No control, joint control or significant influence was identified, however should any key considerations change in future periods, these conclusions will be reassessed.
Accounting policy
Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.
Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

On 3 May 2018, the Occupational Lung Disease Working Group (the Working Group), including Sibanye-Stillwater, agreed to an approximately R5 billion class action settlement with the claimants (Settlement Agreement). On 26 July 2019 the Gauteng High Court in
Johannesburg approved the R5 billion Settlement Agreement in the silicosis class action suit. This Settlement Agreement provides compensation to all eligible workers suffering from silicosis and/or tuberculosis who worked in the Occupational Lung Disease Working
Group companies’ mines from 12 March 1965 to the date of the Settlement Agreement.
The Settlement Agreement required the formation of the Tshiamiso Trust (the Trust) to administer the claim settlement process, which includes tracing claimants, assessing and processing submitted claims and paying benefits to eligible claimants. The Trust will be funded by the participants to the Working Group through contributions determined in accordance with the Settlement Agreement. In addition, a special purpose vehicle was created with the objective of performing certain functions on behalf of the Working Group as set out in the deed of the Trust and Settlement Agreement. The special purpose vehicle and Trust are not controlled by the Group.
On 19 December 2019 Sibanye-Stillwater provided a guarantee for an amount not exceeding R1,372 million in respect of administration contributions, initial benefit contributions and benefit contributions to the Trust as required by the trust deed. At 31 December 2024, the value of the guarantee amounted to R958 million (2023: R992 million, 2022: R1,372 million).
Sibanye-Stillwater's current provision for its share of the settlement cost amounts to R336 million. The provision is subject to adjustment in the future based on the number of eligible workers and changes in other assumptions.

Figures in million - SA rand	Note	2024	2023	2022
Balance at beginning of the year		400	825	1,017
Interest charge	5.2	38	70	85
Change in estimate recognised in profit or loss[1]		(76)	(365)	(211)
Payments made		(26)	(130)	(66)
Balance at the end of the year		336	400	825
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		336	400	825
Current portion of occupational healthcare obligation		(2)	—	(44)
Non-current portion of occupational healthcare obligation		334	400	781
1The gain is mainly due to the decrease in the take-up rate and an increase in the discount rate
DRDGOLD is not a party to the Working Group’s mediated settlement agreement and DRDGOLD maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons:
•the applicants have as yet not issued and served a summons (claim) in the matter to DRDGOLD
•there is no indication of the number of potential claimants that may join the class action against the DRDGOLD respondents
•many principles upon which legal responsibility may be founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the applicants
In light of the above there is inadequate information for DRDGOLD to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.